LEASES (Tables)	3 Months Ended
Mar. 31, 2022
Leases [Abstract]
Schedule of Future Minimum Lease Payments	Future minimum lease payments as of December 31, 2021 are as follows:

December 31,	In thousands
2022	$4,972
2023	5,103
2024	5,196
2025	5,284
2026	5,363
Thereafter	86,213
Total undiscounted operating lease payments	112,131
Less: Imputed interest	(52,796)
Present value of total operating leases	$59,335
Future minimum lease payments as of March 31, 2022 are as follows:

In thousands
Remainder of 2022	$3,760
2023	5,102
2024	5,196
2025	5,284
2026	5,363
Thereafter	86,214
Total undiscounted operating lease payments	110,919
Less: Imputed interest	(51,810)
Present value of total operating leases	$59,109

Schedule of Operating Lease, Right-of-Use Assets
The following table represents the Company’s ROU assets commitments as of and for the year–ended December 31, 2021 and 2020 including renewal options that management believes are reasonably certain to be exercised:

In thousands	December 31, 2021	December 31, 2020
Operating lease right-of-use assets at the beginning of the year	$7,462	$3,333
Additions	49,357	4,536
Amortization	(1,543)	(407)
Operating lease right-of-use assets at the end of the year	$55,276	$7,462

Schedule of Supplemental Cash Flow and Other Information Related to Operating Leases
Supplemental cash flow and other information related to operating leases are as follows:

In thousands	December 31, 2021	December 31, 2020
Cash paid for operating leases	$2,371	$507
Right of use assets obtained in exchange for new operating leases	49,357	4,536